UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Fidelity®
Real Estate Investment
Portfolio

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Actual	.85%	$ 1,000.00	$ 1,031.70	$ 4.34
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.86	$ 4.32

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.6	10.7
Public Storage	9.1	7.9
Equity Residential (SBI)	8.0	8.2
Prologis, Inc.	7.5	6.8
Boston Properties, Inc.	5.4	5.9
Ventas, Inc.	5.0	5.2
The Macerich Co.	4.8	4.2
Kimco Realty Corp.	4.4	4.0
Host Hotels & Resorts, Inc.	4.4	3.8
HCP, Inc.	3.6	3.6
	62.8
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	20.2	18.2
REITs - Apartments	20.0	19.3
REITs - Malls	16.8	16.3
REITs - Shopping Centers	11.1	11.5
REITs - Office Buildings	10.9	12.9
Asset Allocation (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
Stocks 99.1%	Stocks 98.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 98.3%
REITs - Apartments - 20.0%
American Campus Communities, Inc.	1,184,800	$ 50,709
Apartment Investment & Management Co. Class A	3,071,674	75,440
AvalonBay Communities, Inc.	381,000	51,820
Camden Property Trust (SBI)	925,000	59,663
Education Realty Trust, Inc.	2,030,000	21,721
Equity Residential (SBI)	4,775,900	284,405
Home Properties, Inc.	516,200	30,755
Post Properties, Inc.	1,075,000	48,042
UDR, Inc.	3,252,141	84,621
TOTAL REITS - APARTMENTS		707,176
REITs - Factory Outlets - 1.4%
Tanger Factory Outlet Centers, Inc.	1,624,700	47,929
REITs - Health Care Facilities - 8.6%
HCP, Inc. (d)	3,015,000	126,720
Ventas, Inc.	3,005,354	175,242
TOTAL REITS - HEALTH CARE FACILITIES		301,962
REITs - Hotels - 6.0%
Chesapeake Lodging Trust	449,420	7,654
DiamondRock Hospitality Co.	2,919,776	30,774
Host Hotels & Resorts, Inc.	9,431,605	154,867
Sunstone Hotel Investors, Inc. (a)	1,925,474	17,888
TOTAL REITS - HOTELS		211,183
REITs - Industrial Buildings - 20.2%
DCT Industrial Trust, Inc.	4,595,200	25,366
Duke Realty LP	4,432,700	59,354
Extra Space Storage, Inc.	915,000	24,083
First Industrial Realty Trust, Inc. (a)	1,164,300	13,366
Prologis, Inc.	8,352,000	264,842
Public Storage	2,313,500	321,253
Stag Industrial, Inc.	425,000	5,092
Terreno Realty Corp.	40,000	565
TOTAL REITS - INDUSTRIAL BUILDINGS		713,921
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.8%
CBL & Associates Properties, Inc.	2,725,950	$ 47,350
Simon Property Group, Inc.	2,753,972	374,150
The Macerich Co.	3,144,600	170,752
TOTAL REITS - MALLS		592,252
REITs - Management/Investment - 2.5%
CubeSmart	389,800	4,436
Digital Realty Trust, Inc. (d)	1,191,600	84,437
TOTAL REITS - MANAGEMENT/INVESTMENT		88,873
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	640,000	25,670
REITs - Mortgage - 0.1%
Newcastle Investment Corp.	345,000	1,849
REITs - Office Buildings - 10.9%
Boston Properties, Inc.	1,829,300	190,339
Brandywine Realty Trust (SBI)	2,130,000	22,663
Douglas Emmett, Inc.	1,550,000	32,411
Highwoods Properties, Inc. (SBI)	1,217,570	40,289
SL Green Realty Corp.	1,367,246	100,534
TOTAL REITS - OFFICE BUILDINGS		386,236
REITs - Shopping Centers - 11.1%
DDR Corp.	6,758,567	93,674
Excel Trust, Inc.	694,700	8,823
Federal Realty Investment Trust (SBI)	448,800	42,394
Glimcher Realty Trust	1,418,500	13,660
Kimco Realty Corp.	8,505,400	155,224
Kite Realty Group Trust	2,575,165	12,876
Ramco-Gershenson Properties Trust (SBI)	768,824	8,895
Vornado Realty Trust	680,871	55,069
TOTAL REITS - SHOPPING CENTERS		390,615
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,467,666
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Real Estate Operating Companies - 0.8%
Forest City Enterprises, Inc. Class A (a)	2,070,000	$ 27,179
TOTAL COMMON STOCKS (Cost $2,843,680)		3,494,845
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.12% (b)	39,478,533	39,479
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,809,832	63,810
TOTAL MONEY MARKET FUNDS (Cost $103,289)		103,289
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,946,969)		3,598,134
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(69,100)
NET ASSETS - 100%		$ 3,529,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	59
Total	$ 80
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,681) - See accompanying schedule: Unaffiliated issuers (cost $2,843,680)	$ 3,494,845
Fidelity Central Funds (cost $103,289)	103,289
Total Investments (cost $2,946,969)		$ 3,598,134
Receivable for investments sold		1,744
Receivable for fund shares sold		5,758
Dividends receivable		923
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		8
Other receivables		8
Total assets		3,606,587

Liabilities
Payable for investments purchased	$ 7,472
Payable for fund shares redeemed	3,913
Accrued management fee	1,572
Other affiliated payables	748
Other payables and accrued expenses	38
Collateral on securities loaned, at value	63,810
Total liabilities		77,553

Net Assets		$ 3,529,034
Net Assets consist of:
Paid in capital		$ 3,458,518
Undistributed net investment income		2,801
Accumulated undistributed net realized gain (loss) on investments		(583,450)
Net unrealized appreciation (depreciation) on investments		651,165
Net Assets, for 119,774 shares outstanding		$ 3,529,034
Net Asset Value, offering price and redemption price per share ($3,529,034 ÷ 119,774 shares)		$ 29.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 35,794
Income from Fidelity Central Funds		80
Total income		35,874

Expenses
Management fee	$ 8,832
Transfer agent fees	4,001
Accounting and security lending fees	470
Custodian fees and expenses	16
Independent trustees' compensation	11
Registration fees	53
Audit	43
Legal	7
Miscellaneous	15
Total expenses before reductions	13,448
Expense reductions	(6)	13,442
Net investment income (loss)		22,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		61,106
Change in net unrealized appreciation (depreciation) on investment securities		6,927
Net gain (loss)		68,033
Net increase (decrease) in net assets resulting from operations		$ 90,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,432	$ 29,907
Net realized gain (loss)	61,106	158,916
Change in net unrealized appreciation (depreciation)	6,927	526,559
Net increase (decrease) in net assets resulting from operations	90,465	715,382
Distributions to shareholders from net investment income	(22,546)	(33,756)
Share transactions Proceeds from sales of shares	357,279	824,497
Reinvestment of distributions	20,720	31,164
Cost of shares redeemed	(459,337)	(1,062,614)
Net increase (decrease) in net assets resulting from share transactions	(81,338)	(206,953)
Redemption fees	277	499
Total increase (decrease) in net assets	(13,142)	475,172

Net Assets
Beginning of period	3,542,176	3,067,004
End of period (including undistributed net investment income of $2,801 and undistributed net investment income of $2,915, respectively)	$ 3,529,034	$ 3,542,176
Other Information Shares
Sold	13,523	31,631
Issued in reinvestment of distributions	784	1,275
Redeemed	(17,688)	(41,277)
Net increase (decrease)	(3,381)	(8,371)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.76	$ 23.32	$ 14.61	$ 26.12	$ 30.95	$ 35.46
Income from Investment Operations
Net investment income (loss) D	.19	.24	.38	.46	.54	.43
Net realized and unrealized gain (loss)	.70	5.47	8.74	(11.33)	(2.55)	(.33)
Total from investment operations	.89	5.71	9.12	(10.87)	(2.01)	.10
Distributions from net investment income	(.19)	(.27)	(.42)	(.55)	(.44)	(.44)
Distributions from net realized gain	-	-	-	(.10)	(2.39)	(4.18)
Total distributions	(.19)	(.27)	(.42)	(.65)	(2.83)	(4.62)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.01
Net asset value, end of period	$ 29.46	$ 28.76	$ 23.32	$ 14.61	$ 26.12	$ 30.95
Total Return B, C	3.17%	24.67%	63.10%	(41.77)%	(7.13)%	(.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.85% A	.85%	.90%	.92%	.88%	.83%
Expenses net of fee waivers, if any	.85% A	.85%	.90%	.92%	.88%	.83%
Expenses net of all reductions	.85% A	.85%	.90%	.92%	.88%	.82%
Net investment income (loss)	1.42% A	.90%	1.86%	2.89%	1.91%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$ 3,529	$ 3,542	$ 3,067	$ 1,977	$ 4,812	$ 5,922
Portfolio turnover rate F	20% A	25%	46%	74%	40%	47%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 878,761
Gross unrealized depreciation	(366,801)
Net unrealized appreciation (depreciation) on securities and other investments	$ 511,960

Tax cost	$ 3,086,174

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (503,122)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,075 and $381,777, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Borrower	$ 12,769.36%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $59, including $1 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the

Semiannual Report

9. Other - continued

performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

REA-USAN-0312
1.789292.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 23, 2012